                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Titan Capital Management, LLC
Address: 600 Third Avenue, 17th Floor
         New York, New York 10016


Form 13F File Number: 28-5265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Walter M. Schenker
Title:   Principal
Phone:   (212) 984-6228

Signature, Place, and Date of Signing:

    /s/ Walter M. Schenker   New York, New York February 14, 2001
    __________________       _______________    _________________
       [Signature]            [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:     21

Form 13F Information Table Value Total:     $4,567
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    None


                                                    Titan Capital Management
                                                   Form 13F INFORMATION TABLE
                                                        December 31, 2000

         COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6   COLUMN 7            COLUMN 8
-----------------------      --------------   --------  -------- ----------------- --------   --------    ------------------------
      NAME OF ISSUER         TITLE OF CLASS     CUSIP   VALUE(K) SHRS OR  SH/PUT   INVESTMENT  OTHER         VOTING AUTHORITY
                                                        (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE      SHARED     NONE
-----------------------      --------------   --------- -------- -------- -------- ---------- --------  -----     ------    -----
ACCLAIM ENTERTAINMENT
  INC NEW                    COMMON STOCK     004325205       12   35000  SH       SOLE                  35000
EXCITE@HOME SERIES A         COMMON STOCK     045919107       89   16000  SH       SOLE                  16000
CABOT CORP                   COMMON STOCK     127055101      319   12100  SH       SOLE                  12000    100
DATATEC SYSTEMS INC          COMMON STOCK     238128102      105   60000  SH       SOLE                  60000
DELTA WOODSIDE INDUST.
  INC NEW                    COMMON STOCK     247909104       19   16900  SH       SOLE                  16900
FLANDERS CORP                COMMON STOCK     338494107      414  200700  SH       SOLE                 199900    800
FLANDERS CORP                COMMON STOCK     338494107       40   19500  SH       DEFINED                        19500
INTERNET COMMERCE
  CORP-CL A                  COMMON STOCK     46059F109       80   27900  SH       SOLE                  27900
LASER MORTGAGE MANAGEMENT
  INC                        COMMON STOCK     51806D100      166   48400  SH       SOLE                  48400
MBIA INC                     COMMON STOCK     55262C100      460    6200  SH       SOLE                   6000    200
MCLEOD INC-CL A              COMMON STOCK     582266102      150   10600  SH       SOLE                  10000    600
METROMEDIA INTERNATIONAL
  GROUP                      CONVERTIBLE
                             PREFERRED         591695200     391   28100  SH       SOLE                  28100
PRECISION DRILLING CORP      FOREIGN
                             COMMON STOCK     74022D100      312    8300  SH       SOLE                   8000    300
RADYNE CORP NEW              COMMON STOCK     750611402      138   26000  SH       SOLE                  26000
STANDARD MOTOR PRODUCTS INC  CONVERTIBLE
                             BONDS            853666AB1      234  495000  PRN      SOLE                 495000
TOTAL RESEARCH CORP          COMMON STOCK     891511107      112   35000  SH       SOLE                  35000
TRANSPORTACION MARITIMA      COMMON STOCK     893868208      556   50500  SH       SOLE                  50500
WATSON PHARMACEUTICALS INC   COMMON STOCK     942683103      296    5780  SH       SOLE                   5780
LORAL SPACE &                COMMON STOCK     G56462107       62   19500  SH       SOLE                  19500
JDS UNIPHASE CORP            PUT              46612J101      208    5000  SH PUT   SOLE                   5000
NEUBERGER BERMAN INC.        PUT              641234109      405    5000  SH PUT   SOLE                   5000
                                                            4567









                                4
02787001.AA4